Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 451	$ (960)	$ (913)
Cash flow hedging instruments:
Change in unrealized gains and losses		(57)	53
Gain in respect of derivative instruments designated for cash flow hedge, net of taxes		47	47
Other comprehensive income (loss)		(10)	100
Comprehensive income (loss)	$ 451	$ (970)	$ (813)